General Information - Schedule of Subsidiaries Comprising the Response Group (Details)		1 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
Emergência Participações SA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Ambipar Emergency Response
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response SA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Emergência Participações
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Insurance - Atendimento a Seguros Ltda [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Emergência Participações
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipa Response Chile SpA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Chile
Controller			Emergência Participações
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Ambipar Response Chile SA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Chile
Controller			Emergência Participações
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Peru SAC [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Peru
Controller			Ambipar Response Chile Spa e S.A.
Ownership held by Group			99.78%		99.78%
Ownership held by NCI			0.22%		0.22%
Consolidation method			Full
Ambipar Response Training SA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Chile
Controller			Ambipar Response Chile Spa e S.A.
Ownership held by Group			99.99%		99.99%
Ownership held by NCI			0.01%		0.01%
Consolidation method			Full
Ambipar Response Mineros e Integrales SA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Chile
Controller			Ambipar Response Chile Spa e S.A.
Ownership held by Group			99.90%		99.90%
Ownership held by NCI			0.10%		0.10%
Consolidation method			Full
Ambipar Uruguay SA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Uruguai
Controller			Ambipar Response Chile Spa e S.A.
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Colombia SAS [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Colombia
Controller			Ambipar Response Chile Spa e S.A.
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Colombia S A S [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Colombia
Controller			Ambipar Response Chile Spa e S.A.
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Mexico S de R L de C V [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Mexico
Controller			Ambipar Response Chile Spa e S.A.
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Holding USA, INC [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			USA
Controller			Emergência Participações
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Texas, LLC [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			USA
Controller			Ambipar Holding USA
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Alabama, LLC [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			USA
Controller			Ambipar Holding USA
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Florida, LLC [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			USA
Controller			Ambipar Holding USA
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Colorado, Inc [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			USA
Controller			Ambipar Holding USA
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response EMS, Inc [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			USA
Controller			Ambipar Holding USA
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Northwest Inc [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			USA
Controller			Ambipar Holding USA
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response PERS, LLC [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			USA
Controller			Ambipar Holding USA
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Training Center ARTC, Inc [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			USA
Controller			Ambipar Holding USA
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Witt O'Brien"s LLC [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			USA
Controller			Ambipar Holding USA
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Witt O'Brien's Payroll Management LLC [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			USA
Controller			Witt O’Brien”s LLC
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
OBriens Response Management LLC [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			USA
Controller			Witt O’Brien”s LLC
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Witt O'Brien's Insurance Services, LLC [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			USA
Controller			O’Brien’s Response Management, L.L.C.
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Witt O'Brien's USVI, LLC [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			U.S. Virgin Islands
Controller			Witt O’Brien”s LLC
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Witt O’Brien’s PR LLC [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Puerto Rico
Controller			Witt O’Brien”s LLC
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Strategic Crisis Advisors LLC [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			USA
Controller			Witt O’Brien”s LLC
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Navigate Communications Pte Ltd [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Singapore
Controller			Witt O’Brien”s LLC
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Navigate Response (Asia) Pte Ltd [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Singapore
Controller			Witt O’Brien”s LLC
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Navigate PR Limited [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			United Kingdom
Controller			Witt O’Brien”s LLC
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Navigate Response Limited [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			United Kingdom
Controller			Witt O’Brien”s LLC
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Holdings UK Limited [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			United Kingdom
Controller			Emergência Participações
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Groco 404 Limited [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			United Kingdom
Controller			Ambipar Holdings UK
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Site Service Limited [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			United Kingdom
Controller			Groco 404 Limited
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Holding Ireland Limited [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Ireland
Controller			Ambipar Holdings UK
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Ireland Limited [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Ireland
Controller			Ambipar Holding Ireland
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Howells Consultancy Limited [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			United Kingdom
Controller			Ambipar Response Limited (Reino Unido)
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Limited (Reino Unido) [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			United Kingdom
Controller			Ambipar Holdings UK
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Limited (Irlanda) [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Ireland
Controller			Ambipar Response Limited (Reino Unido)
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Holding Canada, INC [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Canada
Controller			Emergência Participações
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Industrial Services Canada Inc [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Canada
Controller			Ambipar Holding Canadá
Ownership held by Group			70.00%		70.00%
Ownership held by NCI			30.00%		30.00%
Consolidation method			Full
Orion Environmental Services Ltd (OES) [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation	[1]		Canada
Controller	[1]		Ambipar Response Industrial Services Inc
Ownership held by Group	[1]				70.00%
Ownership held by NCI	[1]				30.00%
Consolidation method	[1]		Full
Orion Tank Solutions Ltd (OTS) [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation	[1]		Canada
Controller	[1]		Ambipar Response Industrial Services Inc
Ownership held by Group	[1]				70.00%
Ownership held by NCI	[1]				30.00%
Consolidation method	[1]		Full
Ambipar Response Industrial Services E Inc [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation	[1]		Canada
Controller	[1]		Ambipar Response Industrial Services Inc
Ownership held by Group	[1]				70.00%
Ownership held by NCI	[1]				30.00%
Consolidation method	[1]		Full
Ambipar Response Industrial Services L Inc[Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation	[1]		Canada
Controller	[1]		Ambipar Response Industrial Services Inc
Ownership held by Group	[1]				70.00%
Ownership held by NCI	[1]				30.00%
Consolidation method	[1]		Full
Ambipar Response Industrial Services G Inc [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Canada
Controller			Ambipar Response Industrial Services Inc
Ownership held by Group			70.00%		70.00%
Ownership held by NCI			30.00%		30.00%
Consolidation method			Full
1653395 Alberta Ltd [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation	[1]		Canada
Controller	[1]		Ambipar Response Industrial Services Inc
Ownership held by Group	[1]				70.00%
Ownership held by NCI	[1]				30.00%
Consolidation method	[1]		Full
Bulldog Energy Group [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation	[1]		Canada
Controller	[1]		1653395 Alberta Ltd
Ownership held by Group	[1]				70.00%
Ownership held by NCI	[1]				30.00%
Consolidation method	[1]		Full
Ambipar Response Emergency Services Canada F Inc [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Canada
Controller			Ambipar Holding Canadá
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Canada Inc [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Canada
Controller			Ambipar Holding Canadá
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
DFA Contracting Ltd [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Canada
Controller			Ambipar Holding Canadá
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
JM Serviços Integrados S.A. [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Emergência Participações
Ownership held by Group			70.00%		70.00%
Ownership held by NCI			30.00%		30.00%
Consolidation method			Full
JM Serviços e Locações SA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Emergência Participações
Ownership held by Group			70.00%		70.00%
Ownership held by NCI			30.00%		30.00%
Consolidation method			Full
Lacerda & Lacerda Serviços de Transportes e Emergencias Ambientais Ltda [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Emergência Participações
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Gas Ltda [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Emergência Participações
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Dracares Apoio Maritimo e Portuario SA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Emergência Participações
Ownership held by Group			51.00%		51.00%
Ownership held by NCI			49.00%		49.00%
Consolidation method			Full
Ambipar Response Marine S.A. [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation	[2]		Brazil
Controller	[2]		Ambipar Response Dracares Apoio Marítimo e Portuário S/A
Ownership held by Group	[2]		45.90%		40.80%
Ownership held by NCI	[2]		54.10%		59.20%
Consolidation method	[2]		Full
Ambipar Response Maritime Services PDA S.A. [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation	[3]		Brazil
Controller	[3]		Ambipar Response Marine S.A.
Ownership held by Group	[3]		27.54%		24.48%
Ownership held by NCI	[3]		72.46%		75.52%
Consolidation method	[3]		Full
Ambipar Flyone Servico Aereo Especializado Comercio e Servico SA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Emergência Participações
Ownership held by Group			51.00%		51.00%
Ownership held by NCI			49.00%		49.00%
Consolidation method			Full
RG Response SA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Emergência Participações
Ownership held by Group			51.00%		51.00%
Ownership held by NCI			49.00%		49.00%
Consolidation method			Full
RG Consultoria Tecnica Ambiental Brasil Ltda [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			RG Response
Ownership held by Group			51.00%		51.00%
Ownership held by NCI			49.00%		49.00%
Consolidation method			Full
Ambipar Response Espírito Santo S.A. [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Emergência Participações
Ownership held by Group			70.00%		70.00%
Ownership held by NCI			30.00%		30.00%
Consolidation method			Full
Ambipar Response Environmental Services Ltda [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Ambipar Response Espírito Santo S.A.
Ownership held by Group			70.00%		70.00%
Ownership held by NCI			30.00%		30.00%
Consolidation method			Full
Ambipar Response Orbitgeo Ltda [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation	[4]		Brazil
Controller	[4]		Ambipar Response Espírito Santo S.A.
Ownership held by Group	[4]		70.00%		70.00%
Ownership held by NCI	[4]		30.00%		30.00%
Consolidation method	[4]		Full
Ambipar Response OGTEC Facilities Ltda [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Ambipar Response Espírito Santo S.A.
Ownership held by Group			70.00%		70.00%
Ownership held by NCI			30.00%		30.00%
Consolidation method			Full
Ambipar Response Wastewater Control Ltda [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Ambipar Response Espírito Santo S.A.
Ownership held by Group			70.00%		70.00%
Ownership held by NCI			30.00%		30.00%
Consolidation method			Full
Ambipar Response Geoweb Ltda [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation	[4]		Brazil
Controller	[4]		Ambipar Response Espírito Santo S.A.
Ownership held by Group	[4]		70.00%		70.00%
Ownership held by NCI	[4]		30.00%		30.00%
Consolidation method	[4]		Full
Ambipar Response Geociências Ltda. [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation	[5]		Brazil
Controller	[5]		Ambipar Response Espírito Santo S.A.
Ownership held by Group		55.00%	38.50%	[5]	38.50%	[5]
Ownership held by NCI	[5]		61.50%		61.50%
Consolidation method	[5]		Full
Ambipar Response Analytical SA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation	[6]		Brazil
Controller	[6]		Ambipar Response Espírito Santo S.A.
Ownership held by Group	[6]		35.70%		35.70%
Ownership held by NCI	[6]		64.30%		64.30%
Consolidation method	[6]		Full
Ambipar Response Fauna e Flora Ltda [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Ambipar Response Espírito Santo S.A.
Ownership held by Group			70.00%		70.00%
Ownership held by NCI			30.00%		30.00%
Consolidation method			Full
Ambipar Response Environmental Consulting Offshore SA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation	[7]		Brazil
Controller	[7]		Ambipar Response Espírito Santo S.A.
Ownership held by Group	[7]		42.00%		42.00%
Ownership held by NCI	[7]		58.00%		58.00%
Consolidation method	[7]		Full
Ambipar Response Remediation SA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation	[8]		Brazil
Controller	[8]		Ambipar Response Espírito Santo S.A.
Ownership held by Group	[8]		35.70%		35.70%
Ownership held by NCI	[8]		64.30%		64.30%
Consolidation method	[8]		Full
Ambipar Response Remediation Ltda [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation	[9]		Brazil
Controller	[9]		Ambipar Response Remediation S.A.
Ownership held by Group	[9]		35.70%		35.70%
Ownership held by NCI	[9]		64.30%		64.30%
Consolidation method	[9]		Full
RMC2 Soluções Ambientais Ltda [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation	[10]		Brazil
Controller	[10]		Ambipar Response Remediation Ltda
Ownership held by Group	[10]		17.85%		17.85%
Ownership held by NCI	[10]		82.15%		82.15%
Consolidation method	[10]		Full
Fênix Emergncias Ambientais Ltda [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Emergência Participações
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
APW Ambiental e Transporte Ltda [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Emergência Participações
Ownership held by Group			100.00%		100.00%
Ownership held by NCI
Consolidation method			Full
Ambipar Response Tank Cleaning SA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Emergência Participações
Ownership held by Group			51.00%		51.00%
Ownership held by NCI			49.00%		49.00%
Consolidation method			Full
Ambipar C-Safety Comércio, Indústria e Serviços Ltda [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Ambipar Response Tank Cleaning
Ownership held by Group			51.00%		51.00%
Ownership held by NCI			49.00%		49.00%
Consolidation method			Full
Ambipar Response Industrial Services S A [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Ambipar Response Tank Cleaning
Ownership held by Group			26.01%		26.01%
Ownership held by NCI			73.99%		73.99%
Consolidation method			Full
Ambipar Response Industrial Robot SA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Ambipar Response Tank Cleaning
Ownership held by Group			26.01%		26.01%
Ownership held by NCI			73.99%		73.99%
Consolidation method			Full
Ambipar Response Industrial Angola LDA [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Angola
Controller			Ambipar Response Tank Cleaning
Ownership held by Group			24.99%		24.99%
Ownership held by NCI			75.01%		75.01%
Consolidation method			Full
Ambipar Response Emergency Medical Services R S/A [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Emergência Participações
Ownership held by Group			70.00%		70.00%
Ownership held by NCI			30.00%		30.00%
Consolidation method			Full
Ambipar Response Emergency Medical Services S S/A [Member]
Schedule of Subsidiaries Comprising the Response Group [Line Items]
Place of Business/ Country of Incorporation			Brazil
Controller			Emergência Participações
Ownership held by Group			70.00%		70.00%
Ownership held by NCI			30.00%		30.00%
Consolidation method			Full

[1]	On May 2024, Orion Environmental Services Ltd. (OES), Orion Tank Solutions Ltd. (OTS), Ambipar Response Industrial Services Canada E Inc., Ambipar Response Industrial Services Canada L Inc., 1653395 Alberta Ltd (“165 AB”), and Bulldog Energy Group were amalgamated into their parent company Ambipar Response Industrial Services Canada Inc.
[2]	On December 2024, the subsidiary Ambipar Response Dracares Apoio Marítimo e Portuário Ltda holds a 90% stake in Ambipar Response Marine S.A. The Company holds a 51% stake in Ambipar Response Dracares, therefore the Group holds 45.90% control over the subsidiary.
[3]	On December 2024, the subsidiary Ambipar Response Dracares Apoio Marítimo e Portuário Ltda holds a 90% stake in Ambipar Response Marine S.A., which holds a 60% stake in Ambipar Response Marítime Services PDA S.A. The Company holds a 51% stake in Ambipar Response Dracares, therefore the Group holds 24.48% control over the subsidiary.
[4]	On July 2024, the indirect subsidiaries Ambipar Response Orbitgeo Ltda and Ambipar Response Geoweb Ltda were terminated.
[5]	On December 2024, the subsidiary Ambipar Response ES holds a 55% stake in Ambipar Response Geociências Ltda. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 38.50% control over the subsidiary.
[6]	On December 2024, the subsidiary Ambipar Response ES holds a 51% stake in Ambipar Response Analytical S/A. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 35.70% control over the subsidiary.
[7]	On December 2024, the subsidiary Ambipar Response ES holds a 60% stake in Ambipar Response Environmental Consulting Offshore S/A. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 42% control over the subsidiary.
[8]	On December 2024, the subsidiary Ambipar Response ES holds a 51% stake in Ambipar Response Remediation S.A. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 35.70% control over the subsidiary.
[9]	On December 2024, the subsidiary Ambipar Response ES holds a 51% stake in Ambipar Response Remediation S.A. which holds a 100% stake in Ambipar Response Remediation Ltda. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 35.70% control over the subsidiary.
[10]	On December 2024, the subsidiary Ambipar Response ES holds a 51% stake in Ambipar Response Remediation S.A., which holds a 100% stake in Ambipar Response Remediation Ltda., which in turn holds 50% of the capital of RMC2 Soluções Ambientais Ltda. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 17.85% control over the subsidiary.